22,263-8                        Exchange Act-Forms                  1868 4-28-99

                                    FORM 13F

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                                                           OMB APPROVAL
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                                                  OMB Number:          3235_0006
                                                  Expires:      October 31, 2000
                                                  Estimated average
                                                     burden hours per
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00

            Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):

                   [ ] is a restatement.

                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Accel Internet/Strategic Technology Fund Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05399_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

November 13, 2000_______________________________________________________________
[Date]

Report Type (Check only one.):

X 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:                           None

Form 13F Information Table Entry Total:                        13

Form 13F Information Table Value Total:                  $102,717
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

None

                                                    FORM 13F INFORMATION TABLE


                             Title                                                                                Voting Authority
                             of                            Value       Shares/ Sh/  Put/Invstmt                  ----------------
      Name of Issuer         Class         CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
---------------------------  ---------   ---------      -----------  --------- --- ---------------------    ------------------------
Actuate Corporation          COM         00508B102           104         3,012  SH      Sole                    3,012     0      0
Agile Software Corporation   COM         00846X105        14,980       166,554  SH      Sole                  166,554     0      0
Avici Systems, Inc.          COM         05367L109        50,235       528,065  SH      Sole                  528,065     0      0
Broadbase Software, Inc.     COM         11130R100           656        48,355  SH      Sole                   48,355     0      0
Foundry Networks, Inc.       COM         35063R100        12,225       182,631  SH      Sole                  182,631     0      0
FVC.Com, Inc.                COM         30266P100           105        20,954  SH      Sole                   20,954     0      0
HearMe                       COM         421903105             4         1,002  SH      Sole                    1,002     0      0
Homestore.com, Inc.          COM         437852106            26           549  SH      Sole                      549     0      0
Informix, Inc.               COM         456779107            93        22,526  SH      Sole                   22,526     0      0
Interdent, Inc.              COM         45865R109           420        89,623  SH      Sole                   89,623     0      0
Northpoint Communications    COM         666610100         5,539       624,069  SH      Sole                  624,069     0      0
Portal Software, Inc.        COM         736126103        18,265       456,629  SH      Sole                  456,629     0      0
TUT Systems, Inc.            COM         901103101            65           758  SH      Sole                      758     0      0
                                                         -------
                                             TOTAL       102,717
